Financial instruments - Measurement of fair values (Details) - CAD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets [Abstract]
Cash and cash equivalents		$ 1,062,431	$ 711,528	$ 591,620
Short-term investments		0	391,025
Derivative assets		10,504	3,881
Accounts receivable		328,044	402,350
Investments in equity securities	[1]	24,408	28,916
Advances receivable from JV Inkai LLP		0	124,533
Financial assets		1,425,387	1,662,233
Financial liabilities [Abstract]
Accounts payable and accrued liabilities		181,799	224,754
Lease obligation		12,869	0
Current portion of long-term debt		0	499,599
Derivative liabilities		12,524	61,387
Long-term debt		996,718	996,072
Financial liabilities		1,203,910	1,781,812
Net		221,477	(119,579)
Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets		8,191	2,201
Financial liabilities [Abstract]
Derivative liabilities		12,524	54,866
Interest rate contracts [member]
Financial assets [Abstract]
Derivative assets		2,313	1,680
Financial liabilities [Abstract]
Derivative liabilities		0	823
Uranium contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities		0	5,698
Fair value through profit or loss [member]
Financial liabilities [Abstract]
Financial liabilities		12,524	61,387
Net		(2,020)	(57,506)
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities		12,524	54,866
Fair value through profit or loss [member] | Interest rate contracts [member]
Financial liabilities [Abstract]
Derivative liabilities		0	823
Fair value through profit or loss [member] | Uranium contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities		0	5,698
Financial liabilities at amortised cost category [Member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities		181,799	224,754
Lease obligation		12,869
Current portion of long-term debt		0	499,599
Long-term debt		996,718	996,072
Financial liabilities		1,191,386	1,720,425
Net		199,089	(90,989)
Fair value through profit or loss [member]
Financial assets [Abstract]
Financial assets		10,504	3,881
Fair value through profit or loss [member] | Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets		8,191	2,201
Fair value through profit or loss [member] | Interest rate contracts [member]
Financial assets [Abstract]
Derivative assets		2,313	1,680
Financial assets at amortised cost category [Member]
Financial assets [Abstract]
Cash and cash equivalents		1,062,431	711,528
Short-term investments		0	391,025
Accounts receivable		328,044	402,350
Advances receivable from JV Inkai LLP		0	124,533
Financial assets		1,390,475	1,629,436
Financial liabilities [Abstract]
Net		199,089	(90,989)
Investments in equity instruments measured at FVOCI [Member]
Financial assets [Abstract]
Investments in equity securities		24,408	28,916
Financial assets		24,408	28,916
Financial liabilities [Abstract]
Net		$ 24,408	$ 28,916

[1]

At January 1, 2018, Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represent investments that the Company intends to hold for the long term for strategic purposes . There were no dividends recognized on any of these investments during the year.